Convertible Debt (Tables)	9 Months Ended
Sep. 30, 2023
Financial Instruments [Abstract]
Summary of Convertible Debt

As at	September 30, 2023	December 31, 2022
KSP Convertible Notes (a)	$97.5	$91.5
Glencore Convertible Notes (b)	185.3	181.4
Total convertible debt at end of the period	$282.8	$272.9
(a) KSP Convertible Notes

As at	September 30, 2023	December 31, 2022
Principal of convertible notes at beginning of the period	$110.2	$101.8
Issuance of convertible notes	4.4	8.4
Principal of convertible notes at end of the period	114.6	110.2

Conversion feature at beginning of the period	6.0	19.9
Fair value gain on embedded derivative	(4.1)	(13.9)
Conversion feature at end of the period	1.9	6.0

Debt component at beginning of the period	85.5	74.2
Debt component issued	4.4	8.4
Accrued interest paid in kind	(4.4)	(8.4)
Accrued interest expense and accretion	10.1	11.3
Debt component at end of the period	95.6	85.5
Total convertible debt at end of the period	$97.5	$91.5
The KSP Convertible Note and the PIK notes issued thereunder are referred to collectively as the "KSP Convertible Notes”, and as at September 30, 2023, comprised the following:

Note	Date Issued	Amount Issued
KSP Convertible Note	September 29, 2021	$100.0
PIK Note	December 31, 2021	1.8
PIK Note	June 30, 2022	4.1
PIK Note	December 31, 2022	4.3
PIK Note	June 30, 2023	4.4
Total		$114.6
(b) Glencore Convertible Notes

As at	September 30, 2023	December 31, 2022
Principal of convertible notes at beginning of the period	$208.1	$—
Issuance of convertible notes	8.4	208.1
Principal of convertible notes at end of the period	216.5	208.1

Conversion feature at beginning of the period	16.5	—
Conversion feature issued	—	46.2
Fair value gain on embedded derivative	(13.4)	(29.7)
Conversion feature at end of the period	3.1	16.5

Debt component at beginning of the period	164.9	—
Debt component issued	8.4	162.0
Transaction costs	—	(1.3)
Accrued interest paid in kind	(8.4)	(8.1)
Accrued interest expense and accretion	17.3	12.3
Debt component at end of the period	182.2	164.9
Total convertible debt at end of the period	$185.3	$181.4
The Glencore Convertible Note and the PIK notes issued thereunder are referred to collectively as the "Glencore Convertible Notes", and as at September 30, 2023, comprised the following:

Note	Date Issued	Amount Issued
Glencore Convertible Note	May 31, 2022	$200.0
PIK Note	November 30, 2022	8.1
PIK Note	May 31, 2023	8.4
Total		$216.5

Summary of assumptions used in stock option pricing	The assumptions used in the model were as follows:

	(Issuance date) September 29, 2021	December 31, 2022	September 30, 2023
Risk free interest rate	1.1%	4.2%	4.9%
Expected life of options	5.0 years	3.8 years	3.0 years
Expected dividend yield	0.0%	0.0%	0.0%
Expected stock price volatility	66%	63%	53%
Share Price	$12.56	$4.76	$3.55
The assumptions used in the model were as follows:

	(Issuance date) May 31, 2022	December 31, 2022	September 30, 2023
Risk free interest rate	2.9%	4.2%	4.8%
Expected life of options	5.0 years	4.4 years	3.7 years
Expected dividend yield	0.0%	0.0%	0.0%
Expected stock price volatility	68%	63%	53%
Share Price	$8.15	$4.76	$3.55